Annual Total Returns- JPMorgan U.S. Treasury Plus Money Market Fund (Capital Shares) [BarChart] - Capital Shares - JPMorgan U.S. Treasury Plus Money Market Fund - Capital	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	0.19%	0.73%	1.73%	2.07%	0.38%